Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	$ 15	$ 31
Accrued liabilities and deferred compensation	1,999	1,600
Alternative minimum tax credit carryforwards	1,069	1,043
Net operating loss carryforwards	10,701	2,532
Transaction costs	1,695	0
Goodwill	0	1,239
Section 163(j) interest limitation	2,810	0
Other reserves and accruals	436	0
Less: valuation allowance	0	(4)
Total deferred tax assets	18,725	6,441
Deferred tax liabilities:
Property, plant and equipment	(5,795)	(2,977)
Equipment under capital lease	(426)	(346)
Intangibles	(949)	(17)
Goodwill	(340)	0
Other	0	(21)
Total deferred tax liabilities	(7,510)	(3,361)
Net deferred tax asset	$ 11,215	$ 3,080